Note 11 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]

11. Property, plant and equipment

The following is a summary of the carrying value of property, plant and equipment (“PP&E”):

	Buildings, Plant and Equipment	Mineral Properties(2)	Capitalized Stripping Costs	Construction in Progress	Total
Cost
January 1, 2020	$1,740,855	$627,075	$583,498	$274,546	$3,225,974
Additions	7,866	40,195	200,498	150,544	399,103
Disposal	(6,911)	—	—	—	(6,911)
Transfers	299,232	23,058	—	(322,290)	—
Reclassified to assets held- for-sale (note 7)	(625)	(139,436)	—	—	(140,061)
Balance December 31, 2020	$2,040,417	$550,892	$783,996	$102,800	$3,478,105
Additions	14,098	17,819	67,075	115,643	214,635
Disposal(1)	(17,402)	—	—	—	(17,402)
Amount derecognized to loss of control of the Kumtor Mine	[f] (1,036,550)	(186,066)	(792,009)	(99,386)	(2,114,011)
Transfers	61,249	—	—	(61,249)	—
Impairment reversal	125,774	34,226	—	—	160,000
Balance December 31, 2021	$1,187,586	$416,871	$59,062	$57,808	$1,721,327

Accumulated depreciation and other charges
January 1, 2020	$997,901	$166,269	$392,288	$—	$1,556,458
Charge for the year	156,015	24,045	52,853	—	232,913
Disposals	(4,303)	—	—	—	(4,303)
Impairment(3)	—	7,389	—	—	7,389
Reclassified to assets held-for-sale (note 7)	(419)	—	—	—	(419)
Balance December 31, 2020	$1,149,194	$197,703	$445,141	$—	$1,792,038
Charge for the year	114,634	20,250	13,280	—	148,164
Disposals	(6,329)	—	—	—	(6,329)
Amount derecognized to loss of control of the Kumtor Mine	(905,388)	(155,980)	(423,269)	—	(1,484,637)
Balance December 31, 2021	$352,111	$61,973	$35,152	$—	$449,236

Net book value
Balance January 1, 2021	$891,223	$353,189	$338,855	$102,800	$1,686,067
Balance December 31, 2021	$835,475	$354,898	$23,910	$57,808	$1,272,091

(1)	Relates primarily to the disposal of the unutilized plot of land near the Thomson Creek Mine.
(2)	Includes revenue earned from sales at the Öksüt Mine net of related costs of $6.9 million attributable to gold ounces sold prior to achieving commercial production on May 31, 2020.
(3)

Relates to non-core exploration properties that were impaired to their recoverable amounts. The loss of $7.4 million is included in the non-operating expenses in the consolidated statements of (loss) earnings.

Centerra Gold Inc.

Notes to the Consolidated Financial Statements

December 31, 2021

(Expressed in thousands of United States dollars, except share and per share amount, unless otherwise indicated)

During the year ended December 31, 2021, $95.7 million of additions related to the Kumtor Mine were capitalized to the PP&E and, as a result of the loss of control of the Kumtor Mine (note 5), assets with a net book value of $629.4 million were derecognized.

During the year ended December 31, 2021, the Company disposed of PP&E with a carrying value of $14.9 million (2020 – $2.6 million). The net gain on disposal of $0.9 million (2020 – net loss of $1.1 million) was recorded in the other non-operating expenses line item in the consolidated statements of (loss) earnings.